Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 15, 2011
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2012